RELATED PARTY TRANSACTIONS - Accrued expenses and other current liabilities (Details) £ in Thousands, $ in Thousands			12 Months Ended
	Jan. 31, 2023 USD ($)	Jan. 31, 2023 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
RELATED PARTY TRANSACTIONS
Amount recorded as inventories			$ 121,361	$ 188,582
Interest expenses			63,338	58,218	$ 10,200
Short term lease cost			15,058	10,020	4,288
Related party
RELATED PARTY TRANSACTIONS
Interest expenses			39,109	19,504	0
Cash consideration	$ 22,296	£ 18,055
Accrued expenses and other current liabilities			211,665	213,582
Purchase price of distribution right			22,296
Historical cost of distribution right			0
Repaid the loan principal to related parties			170,247	0
Related party | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			397	1,226
Related party | Purchase of products and services
RELATED PARTY TRANSACTIONS
Purchases			445,190	759,690	852,623
Cost of goods sold			349,247	774,002	549,893
Interest expenses			$ 15,007	$ 17,455	$ 0
Bearing interest rate			6.95%	6.95%	6.95%
Related party | Purchase of products and services | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amount recorded as inventories			$ 52,917	$ 25,483
Related party | Purchase of products and services | Accounts Payable
RELATED PARTY TRANSACTIONS
Related parties for purchase			458,189	410,433
Related party | Purchase of products and services for R&D activities
RELATED PARTY TRANSACTIONS
Purchases			59,342	107,544	$ 134,721
Related party | Purchase of products and services for R&D activities | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			156,442	184,137
Related party | Purchase of equipment and software
RELATED PARTY TRANSACTIONS
Purchases			534	1,346	11,223
Related party | Purchase of equipment and software | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			1,603	2,649
Related party | Purchase of R&D equipment and software
RELATED PARTY TRANSACTIONS
Purchases			534	1,346	11,223
Related party | Purchase of show cars for exhibition
RELATED PARTY TRANSACTIONS
Deposits received from related party			0	14	251
Deposits included in other non-current liabilities - related parties			856	1,471
Related party | Purchase of show cars for exhibition | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			306	39
Related party | Staff salary, social welfare and other travel expenses | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			2,879	5,165	14,514
Related party | Short-term lease
RELATED PARTY TRANSACTIONS
Short term lease cost			172	129	$ 765
Related party | Short-term lease | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			0	48
Related party | Short-term lease | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Prepayments to related parties			$ 9	$ 5